Prepaid expenses and other receivables (information) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Government institutions	$ 111	$ 97
Prepaid expenses	70	51
Current tax assets	53	97
Derivative instruments	10	48
Other	79	64
Total other receivables	$ 323	$ 357